UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2015

Item 1. Report to Stockholders.

EXPLANATORY NOTE - The Registrant is filing this amendment to its Form N-CSR for the period ended December 31, 2015, originally filed with the Securities and Exchange Commission on March 10, 2016 (Accession Number 0001398344-16-010934) to amend Item 3.

The purpose of this amendment is to list the audit committee financial expert on Item 3 of Form N-CSR, which was previously omitted.  Other than the aforementioned revision, this Form N-CSR/A does not reflect events occurring after the filing of the original Form N-CSR, or modify or update the disclosures therein in any way.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

MarketGrader 100 Enhanced Index Fund
Class I (KHMIX)

Altrius Enhanced Income Fund
Class I (KEUIX)

ANNUAL REPORT
December 31, 2015

MarketGrader 100 Enhanced Index Fund
Altrius Enhanced Income Fund
each a series of Investment Managers Series Trust II

Table of Contents

MarketGrader 100 Enhanced Index Fund
Statement of Assets and Liabilities	1
Statement of Changes in Net Assets	2
Altrius Enhanced Income Fund
Statement of Assets and Liabilities	3
Statement of Changes in Net Assets	4
Notes to Financial Statements	5
Report of Independent Registered Public Accounting Firm	10
Supplemental Information	11

This report and the financial statements contained herein are provided for the general information of the shareholders of the Kaizen Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

MarketGrader 100 Enhanced Index Fund
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2015

Assets:
Receivable for Fund shares sold	$1,000
Total assets	1,000

Net Assets	$1,000

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$1,000
Net Assets	$1,000

Class I Shares:
Net assets applicable to shares outstanding	$1,000
Number of shares issued and outstanding	100
Net asset value per share	$10.00

See accompanying Notes to Financial Statements.

MarketGrader 100 Enhanced Index Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended December 31, 2015*
Capital Transactions:
Net proceeds from shares sold:
Class I	$1,000
Net increase in net assets from capital transactions	1,000

Total increase in net assets	1,000

Net Assets:
Beginning of period	-
End of period	$1,000

Capital Share Transactions:
Shares sold:
Class I	100
Net increase in capital share transactions	100

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Altrius Enhanced Income Fund
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2015

Assets:
Receivable for Fund shares sold	$1,000
Total assets	1,000

Net Assets	$1,000

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$1,000
Net Assets	$1,000

Class I Shares:
Net assets applicable to shares outstanding	$1,000
Number of shares issued and outstanding	100
Net asset value per share	$10.00

See accompanying Notes to Financial Statements.

Altrius Enhanced Income Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended December 31, 2015*
Capital Transactions:
Net proceeds from shares sold:
Class I	$1,000
Net increase in net assets from capital transactions	1,000

Total increase in net assets	1,000

Net Assets:
Beginning of period	-
End of period	$1,000

Capital Share Transactions:
Shares sold:
Class I	100
Net increase in capital share transactions	100

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2015

Note 1 – Organization
MarketGrader 100 Enhanced Index Fund and Altrius Enhanced Income Fund (each a “Fund” and collectively the ‘‘Funds’’) were organized as diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The MarketGrader 100 Enhanced Index Fund’s primary investment objective is to seek investment results that track generally, before fees and expenses, to the performance of the Kaizen MarketGrader 100 Dynamic Risk Overlay Index (the “Underlying Index”).  The Fund’s Class I shares commenced investment operations on December 31, 2015.  The Fund did not earn any income or incur any expenses during the period ended December 31, 2015.

The Altrius Enhanced Income Fund’s primary investment objective is to maximize long-term total return and generate income.  The Fund’s Class I shares commenced investment operations on December 31, 2015.  The Fund did not earn any income or incur any expenses during the period ended December 31, 2015.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2015

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  For the period ended December 31, 2015, the Funds did not have a liability for any unrecognized tax benefits.  The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Funds will make distributions of net investment income, per the table below and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distribution Frequency of Net Investment Income
MarketGrader 100 Enhanced Index Fund	Annually
Altrius Enhanced Income Fund	Monthly

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2015

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(e) Use of Estimates
The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Kaizen Advisory, LLC (the “Advisor”).  Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor.  The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses (as determined in accordance with Form N-1A), dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each Fund. This agreement is in effect until December 31, 2016, and it may be terminated before that date only by the Trust's Board of Trustees. The table below contains the expense cap by Fund and by Class.

	Investment Advisory Fees	Total Limit on Annual Operating Expenses Class I Shares†
MarketGrader 100 Enhanced Index Fund	1.10%	1.50%
Altrius Enhanced Income Fund	1.10%	1.50%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

The Advisor has engaged Altrius Capital Management, Inc. (“Altrius”) and Two Fish Management, LLC (“Two Fish”) (each, a "Sub-Advisor" and together, the “Sub-Advisers”) to manage the assets of the Altrius Enhanced Income Fund and pays the Sub-Advisor from its advisory fees.

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds did not incur any fees for CCO services for the period ended December 31, 2015.

Note 4 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase.

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2015

Note 5 – Shareholder Servicing Plan
The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

Note 6 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 7 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The Funds commenced operations on December 31, 2015, and held no investments at period end.

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2015

Note 8 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Investment Managers Series Trust II and
Shareholders of MarketGrader 100 Enhanced Index Fund and
Altrius Enhanced Income Fund

We have audited the accompanying statements of assets and liabilities of the MarketGrader 100 Enhanced Index Fund and Altrius Enhanced Income Fund (the “Funds”), each a series of Investment Managers Series Trust II as of December 31, 2015, and the related statements of changes for the one day in the period ended December 31, 2015.  These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.   Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the MarketGrader 100 Enhanced Index Fund and Altrius Enhanced Income Fund as of December 31, 2015, and the changes in their net assets for the one day in the period ended December 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 23, 2016

Kaizen Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Trustees and Officer Information
Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (844) 524-9366. The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
“Independent” Trustees:
Thomas Knipper, CPA [a] (Born 1957) Trustee	Since September 2013	Vice President and Chief Compliance Officer, Ameritas Investment Partners, a registered investment advisor (1995 – present).	13	None.
Kathleen K. Shkuda [a] (born 1951) Trustee	Since September 2013	Zigzag Consulting, a financial services consulting firm (2008-present). Director, Managed Accounts, Merrill Lynch (2007-2008).	13	None.
Larry D. Tashjian [a] (born 1953) Trustee and Chairman of the Board	Since September 2013	Principal, CAM Capital Advisors (2001-present), a family office.	13	None.
Interested Trustees:
John P. Zader a ‡ (born 1961) Trustee	Since September 2013	Retired (June 2014 – present). CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund (2006-June 2014).	13	Investment Managers Series Trust, a registered investment company (includes 77 portfolios).
Eric M. Banhazl b† (born 1957) Trustee Trustee and Vice President	Since January 2016 From 2013-2015	Chairman (2016-present), and President, (2006-2015), Mutual Fund Administration, LLC, co-administrator for the Fund.	13	Investment Managers Series Trust, a registered investment company (includes 77 portfolios).
Officers of the Trust:
Terrance P. Gallagher, [a] (born 1958) Chief Executive Officer and President	Since September 2013	Executive Vice President, UMB Fund Services, Inc. (2007 - present). Director of Compliance, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2004 – 2007).	N/A	N/A

Kaizen Funds
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Rita Dam [b] (born 1966) Chief Financial Officer, Treasurer and Assistant Secretary	Since September 2013	Co-Chief Executive Officer (2016 – present), and Vice President (2006-2015), Mutual Fund Administration, LLC.	N/A	N/A
Joy Ausili [b] (born 1966) Vice President and Assistant Secretary Secretary and Assistant Treasurer	Since January 2016 From 2013-2015	Co-Chief Executive Officer (2016 – present), and Vice President (2006-2015), Mutual Fund Administration, LLC.	N/A	N/A
Diane Drake[b] (born 1967) Secretary	Since January 2016
Senior Counsel, Mutual Fund Administration, LLC (Since October 2015).  Managing Director and Senior Counsel (2010-2015), and Vice President and Counsel (2003-2010), BNY Mellon Investment Servicing (US) Inc.
			N/A	N/A
Martin Dziura[b] (born 1959) Chief Compliance Officer	Since September 2013
Principal, Dziura Compliance Consulting, LLC (October 2014 - present). Managing Director, Cipperman Compliance Services (2010 - September 2014). Chief Compliance Officer, Hanlon Investment Management (2009 - 2010). Vice President − Compliance, Morgan Stanley Investment Management (2000 − 2009).
			N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili, Ms. Dam and Ms.Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740. Address for Mr. Dziura: 39 Stafford Square, Boyertown, Pennsylvania 19512.
c	Trustees and officers serve until their successors have been duly elected.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position as an officer of the Trust.
‡	Mr. Zader is being treated as an “interested person” of the Trust until July 1, 2016, by reason of his former position with UMB Fund Services, Inc.

MarketGrader 100 Enhanced Index Fund and Altrius Enhanced Income Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Board Consideration of Investment Advisory Agreement
At an in-person meeting held on October 19-20, 2015, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Kaizen Advisory, LLC (the “Investment Advisor”) with respect to the following series of the Trust for an initial two-year term: the MarketGrader 100 Enhanced Index Fund (the “MarketGrader Fund”) and the Altrius Enhanced Income Fund (the “Altrius Fund” and together the “Funds”).  The Board and the Independent Trustees also approved the Sub-Advisory Agreements (the “Sub-Advisory Agreements”) between the Investment Advisor and Altrius Capital Management, Inc. (“Altrius”) and Two Fish Management, LLC (“Two Fish” and together with Altrius the “Sub-Advisors”) with respect to the Altrius Fund for an initial two-year term. The Advisory Agreement and the Sub-Advisory Agreements are referred to below as the “Fund Advisory Agreements.” In approving each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such approval is in the best interests of each Fund, as applicable, and its shareholders.

Background

In advance of the meeting, the Board received information about each Fund and the Fund Advisory Agreements from the Investment Advisor, from the Sub-Advisors and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and each Sub-Advisor; information regarding the background and experience of relevant personnel who would be providing services to the Funds and their compensation structure; information about the Investment Advisor’s and each Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; hypothetical performance results provided by the Investment Advisor with respect to each Fund; information regarding the composite total returns of accounts managed by each Sub-Advisor using strategies it would use to manage the assets of the Altrius Fund; and reports comparing the proposed investment advisory fees and total expenses of each of the MarketGrader Fund and the Altrius Fund to those of a group of comparable funds (each an “Expense Peer Group”) selected by Morningstar from its Long/Short Equity and Nontraditional Bond fund universes (each an “Expense Universe”), respectively. The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board at other Board meetings during the year with respect to the Investment Advisor as the investment advisor of one other series of the Trust. Although the Board met by telephone with representatives of the Investment Advisor as part of its review, no representatives of the Investment Advisor or the Sub-Advisors were present during the Board’s final consideration of the Fund Advisory Agreements.

In approving the Fund Advisory Agreements, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Kaizen Advisory, LLC

Nature, Extent and Quality of Services

The meeting materials indicated the following regarding the hypothetical backtested performance results provided by the Investment Advisor with respect to each proposed Fund:

MarketGrader 100 Enhanced Index Fund and Altrius Enhanced Income Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

●
The hypothetical performance for the MarketGrader Fund, [which was based on the [actual][backtested] performance of the MarketGrader 100 Index and the Kaizen Dynamic Risk Overlay Index], was higher than the return of the S&P 500 Index for each year between 2004 and 2015, including the year-to-date period ended August 31, 2015, except for 2006 (when it underperformed by 8.98%) and 2014 (when it underperformed by 9.37%).

●	The hypothetical performance for the Altrius Fund, which was based on actual performance of portfolios managed by each Sub-Advisor, was higher than the return of the Aggregate U.S. Bond Index for each year from 2009 to 2013, although the hypothetical performance was lower than the returns of the Index in 2014 (by 7.32%) and 2015 (by 3.34%).

The Board noted its familiarity with the Investment Advisor as the investment advisor of one other series of the Trust, and considered the services to be provided by the Investment Advisor to each Fund.  In doing so, the Board considered the Investment Advisor’s role as each Fund’s investment advisor, noting that the Investment Advisor would manage the MarketGrader Fund directly and would provide oversight of each Sub-Advisor with respect to the Altrius Fund’s operations, including monitoring each Sub-Advisor’s investment and trading activities with respect to the Altrius Fund and monitoring the Altrius Fund’s compliance with its investment policies.  The Board also considered the qualifications, experience and responsibilities of the personnel of the Investment Advisor who would be involved in the activities of the Funds. In addition, the Board considered the overall quality of the organization and operations, and the compliance structure, of the Investment Advisor.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources and personnel necessary to manage the Funds and that the Investment Advisor would provide the Funds with a reasonable potential for good investment results.

Advisory Fees and Expense Ratios

The Board reviewed each Fund’s proposed advisory fees and total expenses, and in the case of the Altrius Fund considered the relative levels and types of services to be provided by the Investment Advisor and each Sub-Advisor. The Board noted that the Investment Advisor’s services would include direct management of the MarketGrader Fund and supervision and monitoring of the investment and trading activities of each Sub-Advisor with respect to the Altrius Fund, analysis of the Altrius Fund’s investment operations, and general administrative services related to the Investment Advisor’s overall supervision of the Funds.  With respect to the proposed fees and expenses for each Fund, the meeting materials indicated as follows:

●	The advisory fee proposed to be paid by the MarketGrader Fund (gross of fee waivers) was lower than the median advisory fees of the funds in its Expense Peer Group, but was above the median of the funds in its Expense Universe (by 0.25%). The Trustees noted that the Fund’s proposed advisory fee was lower than the advisory fees of two of the three funds identified by the Investment Advisor as those with investment objectives and strategies closest to those of the MarketGrader Fund (the “Advisor Peer Funds”).

●	The advisory fee proposed to be paid by the Altrius Fund (gross of fee waivers) was the same as the median advisory fees of the funds in its Expense Peer Group and below the median of the funds in its Expense Universe.

The Trustees also noted that although the Investment Advisor did not manage any other client assets using either Fund’s strategy, the proposed advisory fee for the MarketGrader Fund and the Altrius Fund were the same, and were lower than its fee for the other series of the Trust it manages.

MarketGrader 100 Enhanced Index Fund and Altrius Enhanced Income Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

With respect to each Fund’s total expenses, the meeting materials indicated as follows:

●	The proposed total expenses (net of fee waivers) of the MarketGrader Fund were the same as the median total expenses of the funds in the Fund’s Expense Universe, but were higher than the median total expenses for the Expense Peer Group by 0.45%. The Trustees observed that the proposed total expenses of the MarketGrader Fund were lower than those of one of the three Advisor Peer Funds.

●	The proposed total expenses (net of fee waivers) of the Altrius Fund were the same as the median total expenses of the funds in the Fund’s Expense Peer Group and Expense Universe.

The Trustees also noted that the proposed total expenses for the MarketGrader Fund and the Altrius Fund were the same.

Profitability and Economies of Scale

The Board reviewed the estimated profitability to the Investment Advisor of its relationship with each Fund in its first year of operations taking into account estimated assets of $100 million for the MarketGrader Fund and $50 million for the Altrius Fund.  The Board noted that in each case the Investment Advisor anticipated waiving a significant portion of its advisory fee, and determined that the level of profitability to the Investment Advisor of its relationship with each Fund was reasonable. The Board also noted that the potential benefits received by the Investment Advisor as a result of its relationship with each Fund (other than the receipt of advisory fees) would include any research made available to it by broker-dealers providing execution services to the Funds, the intangible benefits of its association with each Fund generally and any favorable publicity arising in connection with each Fund’s performance.  The Board also noted that although there were no advisory fee breakpoints, during each Fund’s startup period the Fund’s asset levels would likely be too low to achieve significant economies of scale and that any such economies would be considered in the future as the Fund’s assets grow.

The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor with respect to each Fund under the Advisory Agreement was fair and reasonable in light of the services proposed to be provided by the Investment Advisor to the Fund.

Altrius Capital Management, Inc.

Nature, Extent and Quality of Services

The Board considered the services to be provided by Altrius as a sub-advisor to the Altrius Fund.  In doing so, the Board considered Altrius’ specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund.  The Board also considered the overall quality of Altrius’ organization and operations, as well as its compliance structure.

With respect to the performance results of Altrius, the meeting materials indicated that the annualized composite total returns of accounts (which commenced in December 2002) managed by Altrius using the strategies it would use to manage the Altrius Fund’s assets were above the returns of the Barclays Aggregate Bond Index for the three-, five- and ten-year and since inception periods ended June 30, 2015, although the composite return of the accounts for the one-year period was below the return of the Index by 7.97%.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, Altrius would have the capabilities, resources and personnel necessary to manage the Altrius Fund and would provide the Fund with a reasonable potential for good investment results.

MarketGrader 100 Enhanced Index Fund and Altrius Enhanced Income Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee proposed to be charged by Altrius with respect to the Altrius Fund.  The Board observed that the proposed sub-advisory fee to be paid to Altrius with respect to the Altrius Fund was lower than its standard fees to manage fixed income portfolios of up to $250 million. The Board also noted that the Investment Advisor would pay Altrius’ fees out of its advisory fees.

Benefits to the Sub-Advisor

The Board considered the potential benefits to be received by Altrius as a result of its relationship with the Altrius Fund (other than the receipt of sub-advisory fees), including any research made available to Altrius by broker-dealers providing execution services to the Altrius Fund, the intangible benefits of Altrius’ association with the Altrius Fund generally, and any favorable publicity arising in connection with the Altrius Fund’s performance.

Two Fish Management, LLC

Nature, Extent and Quality of Services

The Board considered the services to be provided by Two Fish as a sub-advisor to the Altrius Fund.  In doing so, the Board considered Two Fish’s specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund.  The Board also considered the overall quality of Two Fish’s organization and operations, as well as its compliance structure.

With respect to the performance results of Two Fish, the meeting materials indicated that the annualized composite total returns of accounts (which commenced in January 2010) managed by Two Fish using the strategies it would use to manage the Altrius Fund’s assets were above the returns of the Barclays Aggregate Bond Index for the three- and five-year and since inception periods ended June 30, 2015, although the composite return of the accounts for the one-year period was below the return of the Index by 1%.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, Two Fish would have the capabilities, resources and personnel necessary to manage the Altrius Fund and would provide the Fund with a reasonable potential for good investment results.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee proposed to be charged by Two Fish with respect to the Altrius Fund.  The Board observed that the proposed sub-advisory fee to be paid to Two Fish with respect to the Altrius Fund was lower than fees it receives to manage other accounts using strategies similar to those of the Altrius Fund, certain of which also paid performance-based fees. The Board also noted that the Investment Advisor would pay Two Fish’s fees out of its advisory fees.

Benefits to the Sub-Advisor

The Board considered the potential benefits to be received by Two Fish as a result of its relationship with the Income Fund (other than the receipt of sub-advisory fees), including any research made available to Two Fish by broker-dealers providing execution services to the Altrius Fund, the intangible benefits of Two Fish’s association with the Altrius Fund generally and any favorable publicity arising in connection with the Altrius Fund’s performance.

MarketGrader 100 Enhanced Index Fund and Altrius Enhanced Income Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Conclusions

Based on these and other factors, the Board and the Independent Trustees concluded that approval of each Fund Advisory Agreement would be in the best interests of the applicable Fund and its shareholders and, accordingly, approved each Fund Advisory Agreement.

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Kaizen Funds
each a series of Investment Managers Series Trust II

Investment Advisor
Kaizen Advisory, LLC
1745 S. Naperville Road, Suite 106
Wheaton, Illinois 60189

Sub-Advisors
Altrius Capital Management, Inc.
1323 Commerce Drive
New Bern, North Carolina 28562

Two Fish Management, LLC
9333 N Meridian St., Suite 222
Indianapolis, Indiana 46260

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

 Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, Wisconsin  53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
MarketGrader 100 Enhanced Index Fund	KHMIX	46141T 760
Altrius Enhanced Income Fund	KEUIX	46141T 737

Privacy Principles of the Kaizen Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Kaizen Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds (toll-free) at (844) 524-9366 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds (toll-free) at (844) 524-9366 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds  file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov or by calling the Funds (toll-free) at (844) 524-9366.  The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Kaizen Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (844) 524-9366

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-844-524-9366.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee: Messrs. Thomas Knipper and John P. Zader.  The audit committee financial experts are “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2015	FYE 12/31/2014
Audit Fees	$0.00	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$0.00	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait Weller applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2015	FYE 12/31/2014
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 12/31/2015	FYE 12/31/2014
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 9, 2015.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President

Date	12/19/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President

Date	12/19/16

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	12/19/16